Note 15: Guarantees (Tables)	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Schedule of Guarantor Obligations [Text Block]
	2011		2010
(Dollars in millions)	Maximum Potential Payment	Carrying Amount of Liability	Maximum Potential Payment	Carrying Amount of Liability
IAE's financing arrangements* (See Note 4)	$989	$20	$992	$12
Commercial aerospace financing arrangements (See Note 4)	323	30	336	12
Credit facilities and debt obligations - unconsolidated subsidiaries (expire 2012 to 2034)	239	3	225	3
Performance guarantees	33	-	40	-
Commercial customer financing arrangements	-	-	191	1

Product Warranty Disclosure [Text Block]
(Dollars in millions)	2011	2010
Balance as of January 1	$1,136	$1,072
Warranties and performance guarantees issued	475	440
Settlements made	(440)	(379)
Other	297	3
Balance as of December 31	$1,468	$1,136